Fair Value of Assets and Liabilities (Changes in Level 3 Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 1,668,563		$ 974,169		$ 872,179
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	1,668,563		974,191
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(44,299)		34,488		21,011
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	331,439	[1]	853,848	[1]	305,401	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(271,402)	[1]	(60,224)	[1]	(48,653)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(285,586)	[1]	(144,667)	[1]	(125,797)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	33,776		65,283		80,302
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(77,930)		(44,611)		(132,333)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	1,345,289		1,668,563		974,191
Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	93,931		81,655		183,291
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	93,931		81,655
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	821		2,863		4,580
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	73,563	[1]	77,781	[1]	6,478	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(7,146)	[1]	(48,828)	[1]	(21,178)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(26,661)	[1]	(8,541)	[1]	(16,672)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	24,727		19,632		30,159
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(5,455)		(30,751)		(103,807)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	153,505		93,931		81,655
Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	232,391		193,492		228,558
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	232,391		193,492
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	17,150		21,463		3,902
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	264,804	[1]	111,567	[1]	65,467	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(26,005)	[1]	(13,140)	[1]	(27,844)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(20,872)	[1]	(16,235)	[1]	(24,092)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	9,031		11,832		45,984
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(9,950)		(77,286)		(89,933)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	471,848		232,391		193,492
Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	167,006		115,976		147,556
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	167,006		115,976
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	36,731		24,663		8,060
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	19,420	[1]	31,699	[1]	7,683	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	(83,974)	[1]	(14,060)	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(7,970)	[1]	(813)	[1]	(3,548)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	4,081		64,116		76,955
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(18,722)		(47,104)		(110,697)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	101,785		167,006		115,976
US Treasury and Government [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	4,538		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	4,538
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(639)		(12)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	128	[1]	4,639	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(2,633)	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	44,394		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	(4,538)		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	40,919		4,538
US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	43,212		10,373		6,983
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	43,212		10,373
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	222		4,491		3,390
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	[1]	0	[1]	2,334	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	[1]	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(657)	[1]	(413)	[1]	(88)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	979		37,588		48,469
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		(8,825)		(51,061)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	43,776		43,212		10,373
Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	28,280		0		6,736
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	28,280		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(1,570)		(139)		4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	[1]	28,463	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	[1]	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(295)	[1]	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	11,887		0		20
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		0		(6,762)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	37,997		28,280		0
Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	(243,177)		(361,456)		(274,220)
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(243,177)		(361,456)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	0		0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	[1]	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	[1]	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	[1]	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0		0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		0		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(176,270)		(243,177)		(361,456)
Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	22,031		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	22,031
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	(27)		28
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	[1]	22,014	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	(22,000)	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	0		22,031
Other Debt Obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value			11,489		16,416
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			11,489
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)			843		(4,663)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases			108	[1]	797	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales			(3,788)	[1]	(4,565)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements			0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3			0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3			(9,750)		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			0		11,489
Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value			4,945		75,431
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			4,945
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)			0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases			0	[1]	6,201	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales			0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements			(4,496)	[1]	(86,108)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3			0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3			0		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value			0		4,945
Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(912,361)		(1,028,241)		(721,485)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Other Comprehensive Income (Loss)	0		0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Purchases	(57,391)	[1]	(63,934)	[1]	(71,505)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales	0	[1]	0	[1]	0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	74,386	[1]	105,983	[1]	79,418	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers Into Level 3	0		0		0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Liability, Transfers out of Level 3	0		0		0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	(868,725)		(912,361)		(1,028,241)
Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	0				420
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Other Comprehensive Income (Loss)	323				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Purchases	0	[1]			0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Sales	0	[1]			(420)	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Settlements	0	[1]			0	[1]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	4,639				0
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers out of Level 3	0				0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value	4,962				0
Investment Income [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(8,194)		(6,839)		218
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(7,885)		(6,852)		162
Investment Income [Member] | Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	19		431		836
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	47		295		816
Investment Income [Member] | Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	6,430		1,214		1,686
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	6,425		1,156		1,595
Investment Income [Member] | Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	1,917		2,032		2,321
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	1,741		2,032		2,307
Investment Income [Member] | US Treasury and Government [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(156)		(89)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(156)		(89)
Investment Income [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	36		14		361
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	36		14		361
Investment Income [Member] | Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(305)		(44)		2
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(305)		(44)		0
Investment Income [Member] | Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Investment Income [Member] | Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(4)		(11)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(4)		(11)
Investment Income [Member] | Other Debt Obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Investment Income [Member] | Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Investment Income [Member] | Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Investment Income [Member] | Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0				0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0				0
Investment Related Gains Losses [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(1,078)		(2,884)		1,863
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(202)		(1,329)		(1,223)
Investment Related Gains Losses [Member] | Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(294)		(311)		(2,032)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		(269)		(594)
Investment Related Gains Losses [Member] | Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(1,131)		(516)		(10,236)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		(849)		(5,058)
Investment Related Gains Losses [Member] | Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(16,704)		(9,503)		(12,354)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(10,243)		(14,163)		(12,366)
Investment Related Gains Losses [Member] | US Treasury and Government [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(175)		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Investment Related Gains Losses [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	(16)		(16)		(15)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Investment Related Gains Losses [Member] | Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Investment Related Gains Losses [Member] | Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	66,907		118,279		(87,236)
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	66,907		118,279		(87,236)
Investment Related Gains Losses [Member] | Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Investment Related Gains Losses [Member] | Other Debt Obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			1,098		3,504
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			(183)		0
Investment Related Gains Losses [Member] | Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Investment Related Gains Losses [Member] | Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	142,050		104,613		(224,184)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	138,683		97,216		(228,910)
Investment Related Gains Losses [Member] | Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0				0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0				0
Insurance Claims [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Insurance Claims [Member] | Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Insurance Claims [Member] | Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Insurance Claims [Member] | Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Insurance Claims [Member] | US Treasury and Government [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Insurance Claims [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Insurance Claims [Member] | Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Insurance Claims [Member] | Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Insurance Claims [Member] | Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Insurance Claims [Member] | Other Debt Obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Insurance Claims [Member] | Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Insurance Claims [Member] | Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0		770		(2,230)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		56		(2,346)
Insurance Claims [Member] | Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0				0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0				0
Interest Income [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Interest Income [Member] | Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Interest Income [Member] | Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Interest Income [Member] | Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Interest Income [Member] | US Treasury and Government [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Interest Income [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Interest Income [Member] | Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Interest Income [Member] | Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Interest Income [Member] | Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Interest Income [Member] | Other Debt Obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Interest Income [Member] | Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Interest Income [Member] | Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	(115,409)		(31,552)		(88,255)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(189,794)		(129,828)		(167,673)
Interest Income [Member] | Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0				0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0				0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Asset-backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | US Treasury and Government [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | US States and Political Subdivisions Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Foreign Government Debt Securities [Member] | Available-for-sale Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Funds Withheld At Interest Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Short-term Investments [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Other Debt Obligations [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			0		0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Reinsurance Ceded Receivable Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings			(449)		9,421
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)			(33)		18,589
Policy Acquisition Costs And Other Insurance Expenses [Member] | Interest Sensitive Contract Liabilities Embedded Derivatives [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings	0		0		0
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0		0
Policy Acquisition Costs And Other Insurance Expenses [Member] | Nonredeemable Preferred Stock [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Unobservable Input Reconciliation Calculation [Roll Forward]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in Earnings	0				0
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ 0				$ 0

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjllNDBmNGIwNTZmNjQ3ZWM5OGVjZjY5NTliYTJhNWIzfFRleHRTZWxlY3Rpb246QzREQjI1MjM5MEQxMkM1REIzMjRENzQ3MDFBRDA1NzMM}